13FCONP
8/14/06

**FOIA CONFIDENTIAL TREATMENT REQUEST**

United States
Securities and Exchange Commission
Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if amendment [ ]; Amendment Number: ___
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

05077149

Institutional Investment Manager Filing this Report:

Name: UBS AG
Address: Bahnhofstrasse 45
Zurich, Switzerland

CONFIDENTIAL TREATMENT EXPIRED

13F File Number: ~~28-7346~~ 28-10396

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

PROCESSED
MAR 07 2007
THOMSON FINANCIAL

Name: Teresa Ressel
Title: Managing Director
Phone: (203) 719-0825

Signature, Place, and Date of Signing:

Teresa Ressel
August 12, 2005
Stamford, Connecticut

**FOIA CONFIDENTIAL TREATMENT REQUEST**

Name: Per Dyrvik
Title: Managing Director
Phone: (203) 719-4381

Signature, Place, and Date of Signing:

Per Dyrvik
August 12, 2005
Stamford, Connecticut

Report Type (Check only one):

[ x ] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $ 156,308 (thousand)

List of other included Managers:

UBS AG for UBS Investment Bank and UBS Wealth Management USA, business units of UBS AG. } ?

**FOIA CONFIDENTIAL TREATMENT REQUEST**

Name: Per Dyrvik
Title: Managing Director
Phone: (203) 719-4381

Signature, Place, and Date of Signing:

________________________________

Per Dyrvik
August 12, 2005
Stamford, Connecticut

Report Type (Check only one):

[ x ] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $ 156,308 (thousand)

List of other included Managers:

UBS AG for UBS Investment Bank and UBS Wealth Management USA, business units of UBS AG.

**FOIA CONFIDENTIAL TREATMENT REQUEST**

| Column 1 | Column 2 | Column 3 | Column 4 | Column 5 | | | Column 6 | Column 7 | Column 8 | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| Name of Issuer | Title of Class | CUSIP | Value x $1000 | Shrs or prn amt | SH/ PRN | Put/ Call | Invest-ment Discre-tion | Other Managers | Voting authority Sole | Shared | None |
| ACCREDO HEALTH INC | COM | 00437V104 | $43,724 | 963,074 | SH | | SOLE | | 963,074 | | |
| BEVERLY ENTERPRISES INC | COM NEW | 087851309 | $22,621 | 1,775,600 | SH | | SOLE | | 1,775,600 | | |
| INSIGHT COMMUNICATIONS | CL A | 45768V108 | $16,955 | 1,534,368 | SH | | SOLE | | 1,534,368 | | |
| NEIMAN MARCUS GROUP INC | CL B | 640204301 | $73,008 | 755,000 | SH | | SOLE | | 755,000 | | |

END